Estimated Useful Lives of Fixed Assets (Detail)	12 Months Ended
Dec. 31, 2017
Office building
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	45 years
Office building related facility, machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	15 years
Computer equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Computer equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Office equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Office equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Vehicles
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life (description)	over the shorter of lease terms or estimated useful lives of the assets